Statements Of Changes In Trust Capital (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trust capital, Beginning	$ 753,187,394		$ 892,925,611		$ 892,925,611		$ 879,154,612		$ 1,030,381,361
Trust capital units, Beginning	638,865.210		679,145.820		679,145.820		725,375.859		751,554.935
Subscriptions	11,220,712		19,447,281		69,799,650		42,864,905		80,031,122
Subscriptions, units	9,599.718		14,620.970		54,089.406		34,326.986		60,574.678
Redemptions	(58,608,417)		(20,117,499)		(119,639,348)		(102,499,761)		(110,346,241)
Redemptions, units	(52,765.206)		(15,484.825)		(96,675.444)		(83,185.343)		(89,360.410)
Transfers, units									(2.198)
Addt'l units allocated, units	542.377	[1]	578.209	[1]	2,304.407	[2]	2,428.344	[2]	2,576.712	[2]
Net income (loss)	(55,738,975)		(21,131,368)		(89,899,904)		73,143,160		(120,954,817)
Managing Owner's profit share					1,385		262,695		43,187
Managing Owner's profit share, units					1.021		199.974		32.142
Brokerage fee percentage, maximum	7.00%		7.00%
Managing Owner's allocation:
New Profit-Accrued			353		1,385		262,695		43,187
Profit Share Units Allocated To General Partner			0.267
Trust capital, Ending	650,060,714		871,124,378		753,187,394		892,925,611		879,154,612
Trust capital units, Ending	596,242.099		678,860.411		638,865.210		679,145.820		725,375.859
Series 1 Unitholders [Member]
Trust capital, Beginning	709,737,394		867,646,692		867,646,692		865,980,227		1,018,820,851
Trust capital units, Beginning	603,996.596		660,222.516		660,222.516		714,519.974		743,122.758
Subscriptions	8,629,420		9,969,224		46,027,878		31,438,164		78,304,008
Subscriptions, units	7,536.487		7,613.533		36,354.165		25,234.721		59,130.010
Redemptions	(57,212,948)		(19,969,148)		(116,664,030)		(100,149,285)		(110,305,815)
Redemptions, units	(51,623.401)		(15,375.657)		(94,309.154)		(81,345.253)		(89,327.054)
Transfers									(461,258)
Transfers, units									(388.822)
Addt'l units allocated, units	403.081	[1]	436.564	[1]	1,729.069	[2]	1,813.074	[2]	1,983.082	[2]
Net income (loss)	(52,882,019)		(20,740,155)		(87,273,146)		70,377,586		(120,377,559)
Managing Owner's allocation:
Trust capital, Ending	608,271,847		836,906,613		709,737,394		867,646,692		865,980,227
Trust capital units, Ending	560,312.763		652,896.956		603,996.596		660,222.516		714,519.974
Net asset value per unit outstanding	$ 1,085.59		$ 1,281.84		$ 1,175.07		$ 1,314.17
Series 2 Unitholders [Member]
Trust capital, Beginning	240,698		101,957		101,957
Trust capital units, Beginning	190.737		75.492		75.492
Subscriptions			30,000		184,000		95,530
Subscriptions, units			22.213		136.584		75.492
Redemptions	(9,347)				(28,299)
Redemptions, units	(7.591)				(21.339)
Net income (loss)	(15,419)		(1,837)		(16,960)		6,427
Managing Owner's allocation:
Trust capital, Ending	215,932		130,120		240,698		101,957
Trust capital units, Ending	183.146		97.705		190.737		75.492
Net asset value per unit outstanding	$ 1,179.02		$ 1,331.76		$ 1,261.94		$ 1,350.56
Series 3 Unitholders [Member]
Trust capital, Beginning	32,771,232		14,178,784		14,178,784		2,236,811
Trust capital units, Beginning	25,863.120		10,481.102		10,481.102		1,831.292
Subscriptions	1,755,733		8,818,235		22,838,898		11,260,170		1,727,114
Subscriptions, units	1,416.471		6,522.761		17,047.103		8,961.540		1,444.668
Redemptions	(1,386,122)		(148,351)		(2,145,759)		(387,647)
Redemptions, units	(1,134.214)		(109.168)		(1,665.085)		(311.730)
Transfers									461,258
Transfers, units									386.624
Net income (loss)	(2,169,450)		(298,413)		(2,100,691)		1,069,450		48,439
Managing Owner's allocation:
Trust capital, Ending	30,971,393		22,550,255		32,771,232		14,178,784		2,236,811
Trust capital units, Ending	26,145.377		16,894.695		25,863.120		10,481.102		1,831.292
Net asset value per unit outstanding	$ 1,184.58		$ 1,334.75		$ 1,267.10		$ 1,352.80
Series 4 Unitholders [Member]
Trust capital, Beginning	793,127		75,449		75,449
Trust capital units, Beginning	606.787		55.233		55.233
Subscriptions	835,559		629,822		748,874		71,041
Subscriptions, units	646.760		462.463		551.554		55.233
Net income (loss)	(89,206)		(3,739)		(31,196)		4,408
Managing Owner's allocation:
Trust capital, Ending	1,539,480		701,532		793,127		75,449
Trust capital units, Ending	1,253.547		517.696		606.787		55.233
Net asset value per unit outstanding	$ 1,228.10		$ 1,355.10		$ 1,307.09		$ 1,366.01
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital units, Beginning
Subscriptions
Subscriptions, units
Redemptions
Redemptions, units
Addt'l units allocated		[1]
Addt'l units allocated, units		[1]	0.001	[1]	0.050	[2]	0.022	[2]	1.214	[2]
Net income (loss)			(9)		(126)		134		(2,761)
Managing Owner's profit share					1,385		262,695		43,187
Managing Owner's profit share, units					1.021		199.974		32.142
Transfer of New Profit Memo Account to Managing Owner					(1,259)		(262,829)		(40,426)
Transfer of New Profit Memo Account to Managing Owner, Units					(1.071)		(199.996)		(33.356)
Managing Owner's allocation:
New Profit-Accrued			353
Profit Share Units Allocated To General Partner			0.267
Trust capital, Ending			344
Trust capital units, Ending			0.268
Net asset value per unit outstanding
Managing Owner [Member]
Trust capital, Beginning	9,644,943		10,922,729		10,922,729		10,937,574		11,560,510
Trust capital units, Beginning	8,207.970		8,311.477		8,311.477		9,024.593		8,432.177
Redemptions					(801,260)		(1,962,829)		(40,426)
Redemptions, units					(679.866)		(1,528.360)		(33.356)
Addt'l units allocated, units	139.296	[1]	141.644	[1]	575.288	[2]	615.248	[2]	592.416	[2]
Net income (loss)	(582,881)		(87,215)		(477,785)		1,685,155		(622,936)
Transfer of New Profit Memo Account to Managing Owner					1,259		262,829		40,426
Transfer of New Profit Memo Account to Managing Owner, Units					1.071		199.996		33.356
Managing Owner's allocation:
Trust capital, Ending	$ 9,062,062		$ 10,835,514		$ 9,644,943		$ 10,922,729		$ 10,937,574
Trust capital units, Ending	8,347.266		8,453.121		8,207.970		8,311.477		9,024.593

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner
[2]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.